American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2020

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 1.0%
General Dynamics Corp.	38,787	5,369,284
Huntington Ingalls Industries, Inc.	17,442	2,454,962
Lockheed Martin Corp.	35,621	13,652,817
		21,477,063
Auto Components — 0.3%
BorgWarner, Inc.	160,472	6,216,685
Banks — 1.5%
Bank of America Corp.	752,474	18,127,099
Citigroup, Inc.	61,757	2,662,344
East West Bancorp, Inc.	72,722	2,380,918
JPMorgan Chase & Co.	87,168	8,391,663
Wells Fargo & Co.	117,991	2,773,969
		34,335,993
Beverages — 0.1%
Coca-Cola Co. (The)	49,299	2,433,892
Biotechnology — 2.9%
AbbVie, Inc.	117,252	10,270,103
Alexion Pharmaceuticals, Inc.(1)	76,857	8,794,746
Amgen, Inc.	15,623	3,970,742
Biogen, Inc.(1)	43,220	12,260,650
Exelixis, Inc.(1)	136,163	3,329,185
Incyte Corp.(1)	83,058	7,453,625
Regeneron Pharmaceuticals, Inc.(1)	17,803	9,965,763
Vertex Pharmaceuticals, Inc.(1)	27,915	7,596,230
		63,641,044
Building Products — 1.4%
Fortune Brands Home & Security, Inc.	99,804	8,635,042
Masco Corp.	421,814	23,254,606
		31,889,648
Capital Markets — 1.9%
Ameriprise Financial, Inc.	43,374	6,684,367
Cboe Global Markets, Inc.	56	4,913
FactSet Research Systems, Inc.	26,559	8,894,078
Franklin Resources, Inc.	112,873	2,296,966
LPL Financial Holdings, Inc.	91,198	6,992,151
Moody's Corp.	32,830	9,515,776
SEI Investments Co.	135,381	6,866,524
State Street Corp.	31,873	1,891,025
		43,145,800
Chemicals — 0.5%
Eastman Chemical Co.	47,370	3,700,544
LyondellBasell Industries NV, Class A	109,847	7,743,115
		11,443,659
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	14,816	3,065,875
Cisco Systems, Inc.	138,141	5,441,374
Lumentum Holdings, Inc.(1)	101,495	7,625,319

Motorola Solutions, Inc.	187	29,324
		16,161,892
Consumer Finance — 0.2%
Synchrony Financial	191,622	5,014,748
Containers and Packaging — 1.0%
International Paper Co.	210,154	8,519,643
Packaging Corp. of America	78,926	8,606,880
WestRock Co.	156,005	5,419,614
		22,546,137
Distributors — 0.3%
LKQ Corp.(1)	258,290	7,162,382
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	129,250	27,522,495
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	328,595	9,368,243
CenturyLink, Inc.	183,063	1,847,106
Verizon Communications, Inc.	278,922	16,593,070
		27,808,419
Electric Utilities — 1.5%
Duke Energy Corp.	81,744	7,239,248
Evergy, Inc.	128,368	6,523,662
Exelon Corp.	207,505	7,420,379
NextEra Energy, Inc.	6,841	1,898,788
NRG Energy, Inc.	284,953	8,759,455
Southern Co. (The)	32,737	1,775,000
		33,616,532
Electrical Equipment — 1.3%
Emerson Electric Co.	344,918	22,616,273
Hubbell, Inc.	50,124	6,858,968
		29,475,241
Electronic Equipment, Instruments and Components — 1.1%
Jabil, Inc.	101,268	3,469,442
SYNNEX Corp.	66,958	9,378,137
Trimble, Inc.(1)	110,781	5,395,035
Zebra Technologies Corp., Class A(1)	22,066	5,570,782
		23,813,396
Energy Equipment and Services — 0.3%
Baker Hughes Co.	458,248	6,090,116
Entertainment — 2.7%
Activision Blizzard, Inc.	122,803	9,940,903
Electronic Arts, Inc.(1)	160,561	20,938,760
Netflix, Inc.(1)	9,507	4,753,785
Take-Two Interactive Software, Inc.(1)	87,952	14,531,430
Zynga, Inc., Class A(1)	1,158,377	10,564,398
		60,729,276
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc.	94,599	2,534,307
Public Storage	15,845	3,528,999
		6,063,306
Food and Staples Retailing — 0.8%
Kroger Co. (The)	409,619	13,890,180
Walmart, Inc.	35,706	4,995,627
		18,885,807
Food Products — 2.5%
Campbell Soup Co.	80,189	3,878,742

General Mills, Inc.	202,516	12,491,187
Hershey Co. (The)	147,232	21,104,235
Hormel Foods Corp.	170,028	8,312,669
Kellogg Co.	131,821	8,514,318
Kraft Heinz Co. (The)	76,607	2,294,380
		56,595,531
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	188,024	20,462,652
ABIOMED, Inc.(1)	42,758	11,846,531
Align Technology, Inc.(1)	11,889	3,891,983
Baxter International, Inc.	207,684	16,701,947
Danaher Corp.	29,548	6,362,571
Edwards Lifesciences Corp.(1)	190,535	15,208,504
Medtronic plc	54,082	5,620,201
Zimmer Biomet Holdings, Inc.	27,861	3,792,997
		83,887,386
Health Care Providers and Services — 3.6%
Anthem, Inc.	68,549	18,411,576
Cardinal Health, Inc.	44,438	2,086,364
CVS Health Corp.	235,637	13,761,201
Henry Schein, Inc.(1)	36,387	2,138,828
Humana, Inc.	45,361	18,774,464
McKesson Corp.	61,490	9,157,706
UnitedHealth Group, Inc.	42,639	13,293,561
Universal Health Services, Inc., Class B	20,952	2,242,283
		79,865,983
Health Care Technology — 1.0%
Cerner Corp.	293,874	21,244,151
Hotels, Restaurants and Leisure — 0.1%
Starbucks Corp.	30,431	2,614,632
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	45,149	4,406,091
PulteGroup, Inc.	118,975	5,507,353
		9,913,444
Household Products — 1.9%
Colgate-Palmolive Co.	169,778	13,098,373
Kimberly-Clark Corp.	127,459	18,820,596
Procter & Gamble Co. (The)	80,405	11,175,491
		43,094,460
Industrial Conglomerates — 1.5%
3M Co.	174,612	27,969,350
Honeywell International, Inc.	27,466	4,521,178
		32,490,528
Insurance — 1.9%
Allstate Corp. (The)	63,858	6,011,592
Aon plc, Class A	16,977	3,502,355
Brown & Brown, Inc.	158,386	7,170,134
Marsh & McLennan Cos., Inc.	89,417	10,256,130
MetLife, Inc.	222,511	8,270,734
Principal Financial Group, Inc.	149,834	6,033,815
		41,244,760
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	44,750	65,585,600
Facebook, Inc., Class A(1)	284,926	74,622,119
		140,207,719

Internet and Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)	32,102	101,080,531
Booking Holdings, Inc.(1)	3,499	5,985,669
eBay, Inc.	391,488	20,396,525
		127,462,725
IT Services — 2.6%
Akamai Technologies, Inc.(1)	48,561	5,367,933
Cognizant Technology Solutions Corp., Class A	81,065	5,627,532
International Business Machines Corp.	119,271	14,511,702
MasterCard, Inc., Class A	23,912	8,086,321
PayPal Holdings, Inc.(1)	17,195	3,387,931
Visa, Inc., Class A	62,340	12,466,130
Western Union Co. (The)	351,688	7,536,674
		56,984,223
Leisure Products — 0.3%
Polaris, Inc.	72,509	6,840,499
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	112,534	11,359,182
Machinery — 1.7%
AGCO Corp.	238,397	17,705,745
Cummins, Inc.	53,085	11,209,429
Snap-on, Inc.	60,380	8,883,709
		37,798,883
Media — 0.4%
DISH Network Corp., Class A(1)	68,205	1,979,991
Fox Corp., Class A	89,967	2,503,782
Fox Corp., Class B	90,254	2,524,404
Interpublic Group of Cos., Inc. (The)	149,236	2,487,764
		9,495,941
Metals and Mining — 0.9%
Reliance Steel & Aluminum Co.	143,078	14,599,679
Steel Dynamics, Inc.	173,626	4,970,912
		19,570,591
Multi-Utilities — 0.5%
Dominion Energy, Inc.	105,721	8,344,559
MDU Resources Group, Inc.	119,231	2,682,697
		11,027,256
Multiline Retail — 0.6%
Target Corp.	85,861	13,516,239
Oil, Gas and Consumable Fuels — 1.0%
Chevron Corp.	43,246	3,113,712
Exxon Mobil Corp.	144,287	4,953,373
Kinder Morgan, Inc.	254,465	3,137,553
Williams Cos., Inc. (The)	529,475	10,404,184
		21,608,822
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	73,382	16,015,621
Herbalife Nutrition Ltd.(1)	206,918	9,652,725
		25,668,346
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	424,937	25,619,452
Jazz Pharmaceuticals plc(1)	21,556	3,073,670
Johnson & Johnson	176,110	26,219,257
Merck & Co., Inc.	423,541	35,132,726

Mylan NV(1)	513,105	7,609,347
Pfizer, Inc.	187,862	6,894,535
		104,548,987
Professional Services — 0.5%
Robert Half International, Inc.	224,923	11,907,424
Road and Rail — 0.4%
Kansas City Southern	49,071	8,873,509
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	277,214	16,480,372
Broadcom, Inc.	94,707	34,503,654
Intel Corp.	257,903	13,354,217
KLA Corp.	22,431	4,345,782
Lam Research Corp.	15,341	5,089,377
NVIDIA Corp.	15,306	8,283,913
NXP Semiconductors NV	46,719	5,830,999
Qorvo, Inc.(1)	47,385	6,113,139
Texas Instruments, Inc.	132,876	18,973,364
		112,974,817
Software — 14.3%
Adobe, Inc.(1)	86,853	42,595,317
Autodesk, Inc.(1)	77,875	17,989,904
Cadence Design Systems, Inc.(1)	171,701	18,308,478
Dropbox, Inc., Class A(1)	346,871	6,680,735
Fortinet, Inc.(1)	29,313	3,453,365
Intuit, Inc.	57,457	18,743,048
Microsoft Corp.	523,619	110,132,784
NortonLifeLock, Inc.	608,117	12,673,158
Oracle Corp. (New York)	305,731	18,252,141
Proofpoint, Inc.(1)	79,870	8,430,278
salesforce.com, Inc.(1)	120,029	30,165,688
ServiceNow, Inc.(1)	44,418	21,542,730
VMware, Inc., Class A(1)	71,648	10,293,668
		319,261,294
Specialty Retail — 3.4%
AutoZone, Inc.(1)	5,363	6,315,683
Best Buy Co., Inc.	116,887	13,008,354
Home Depot, Inc. (The)	66,302	18,412,729
Lowe's Cos., Inc.	115,635	19,179,221
O'Reilly Automotive, Inc.(1)	31,600	14,570,128
Ulta Beauty, Inc.(1)	15,549	3,482,665
		74,968,780
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	1,239,660	143,565,025
HP, Inc.	570,953	10,842,397
NetApp, Inc.	8,266	362,381
		154,769,803
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	265,342	4,179,136
Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	23,175	8,268,145
TOTAL COMMON STOCKS (Cost $1,516,768,424)		2,151,716,727

TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $30,229,220), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $29,642,069)		29,642,028
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $45,729,683), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $44,833,062)		44,833,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,846	22,846
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,497,874)		74,497,874
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,591,266,298)		2,226,214,601
OTHER ASSETS AND LIABILITIES — 0.2%		3,534,078
TOTAL NET ASSETS — 100.0%		$2,229,748,679

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	324	December 2020	$54,302,400	$461,169
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,151,716,727	—	—
Temporary Cash Investments	22,846	74,475,028	—
	2,151,739,573	74,475,028	—
Other Financial Instruments
Futures Contracts	461,169	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.